Stockholders’ equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Stockholders' Equity - Schedule of Stock by Class

Stockholders’ equity consisted of the following:

	SEALSQ Corp		SEALSQ Corp
	As at June 30, 2024		As at December 31, 2023
Share Capital	Ordinary Shares	F Shares	Ordinary Shares	F Shares
Par value per share	USD 0.01	USD 0.05	USD 0.01	USD 0.05
Share capital (in USD)	227,346	74,985	154,468	74,985
Total number of authorized shares	200,000,000	10,000,000	200,000,000	10,000,000
Total number of fully paid-in issued shares	22,734,630	1,499,700	15,446,807	1,499,700
Total number of fully paid-in outstanding shares	22,734,630	1,499,700	15,446,807	1,499,700
Total share capital (in USD)	302,331		229,453